Supplement to the Fidelity® Select
Portfolios®
Networking and
Infrastructure
Portfolio and
Wireless Portfolio
September 15, 2000
Prospectus

The following information updates the similar information on the cover of the prospectus:

Trading
Symbol
Networking and
Infrastructure
Portfolio	FNINX
Wireless
Portfolio	FWRLX

NET/WIR-00-01 November 14, 2000
1.749373.100